Business Combination - Summary of Operating Income And Net Profit And Loss Before Elimination Of Intercompany Transactions Of The Acquired Companies (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Business Combination Operating Income And Net Profit Loss Before Elimination Of Inter Company Transaction Detailed Information Explanatory [Line Items]
Operating revenue	₩ 25,205,659	₩ 24,440,647	₩ 24,899,189
Profit (loss) for the year	1,459,395	₩ 746,256	₩ 695,868
HCN Co.,Ltd [Member]
Disclosure of Business Combination Operating Income And Net Profit Loss Before Elimination Of Inter Company Transaction Detailed Information Explanatory [Line Items]
Operating revenue	248,636
Profit (loss) for the year	21,821
HCN Co.,Ltd [Member] | After Business Combination [Member]
Disclosure of Business Combination Operating Income And Net Profit Loss Before Elimination Of Inter Company Transaction Detailed Information Explanatory [Line Items]
Operating revenue	63,682
Profit (loss) for the year	7,882
Epsilon Global Communications Pte. Ltd [Member]
Disclosure of Business Combination Operating Income And Net Profit Loss Before Elimination Of Inter Company Transaction Detailed Information Explanatory [Line Items]
Operating revenue	60,178
Profit (loss) for the year	(12,592)
Epsilon Global Communications Pte. Ltd [Member] | After Business Combination [Member]
Disclosure of Business Combination Operating Income And Net Profit Loss Before Elimination Of Inter Company Transaction Detailed Information Explanatory [Line Items]
Operating revenue	15,670
Profit (loss) for the year	₩ (2,866)